Label	Element	Value
WisdomTree Global ex-US Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WISDOMTREE TRUST

WisdomTree Global ex-U.S. Quality Dividend Growth Fund
(Ticker Symbol: DNL)
(the “Fund”)

Supplement dated December 8, 2021
to the currently effective
Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Fund

The following information supplements and should be read in conjunction with the Prospectuses and
SAI
for the above-listed Fund.

Effective as of January 3, 2022 (“Effective Date”), WisdomTree Asset Management, Inc. has contractually agreed to reduce the management fee for the Fund to 0.42% of the Fund’s average annual daily net assets. The change will not impact the Fund’s investment objective or strategy.

Current Management Fee	New Management Fee
0.58%	0.42%

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the Fund as of the Effective Date:

•	On page 116 of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.42%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the
Fund
. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 43	$ 135	$ 235	$ 530